Cover	Nov. 08, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 08, 2024
Entity File Number	000-13215
Entity Registrant Name	AIADVERTISING, INC.
Entity Central Index Key	0000743758
Entity Tax Identification Number	30-0050402
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1114 S. St. Mary’s Street #120
Entity Address, City or Town	San Antonio
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78210
City Area Code	(917)
Local Phone Number	273-8429
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false